Risk/Return Detail Data - NCCMTGovernmentPortfolio-PROStandAlone	Aug. 29, 2024 USD ($)
Risk/Return:
Registrant Name	The North Carolina Capital Management Trust
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Government Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity and to maintain a constant net asset value of $1.00 per share.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, you may pay other fees, such as fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2027
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as permitted by North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3. 0712, as amended (the Code). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. Investing only in securities that are authorized for investment by units of local governments pursuant to North Carolina General Statute 159-30(c)(8) and 20 North Carolina Administrative Code 3.0712, as amended. In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	2.64%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	1.33%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2014
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | North Carolina Capital Management Trust - Government Portfolio
Risk/Return:
Management fee	0.138%
Distribution and/or Service (12b-1) fees	0.065%
Other expenses	none
Total annual operating expenses	0.203%
Fee waiver and/or expense reimbursement	0.063%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%
1 year	$ 14
3 years	45
5 years	92
10 years	$ 237
2014	0.01%
2015	0.06%
2016	0.32%
2017	0.74%
2018	1.72%
2019	2.08%
2020	0.39%
2021	0.01%
2022	1.55%
2023	5.05%
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | Return Before Taxes | North Carolina Capital Management Trust - Government Portfolio
Risk/Return:
Label	Government Portfolio
Past 1 year	5.05%
Past 5 years	1.80%
Past 10 years	1.18%

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.14% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through October 31, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.